Mine restoration provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Provisions [Abstract]
Disclosure of other provisions
The following table shows the movement in the provision for mine restoration provisions:

	2024	2023
	$	$

Balance, beginning of year	107,657	101,113
Reclamation spending	(2,088)	(2,297)
Accretion expense	4,305	4,011
Change in obligation	37,837	(281)
Liabilities acquired	—	5,111
Balance, end of year	147,711	107,657
Less: current portion	(7,170)	(3,050)
	140,541	104,607